Segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information

(5)	Segment Information
The Group reports information by segments as established in IFRS 8 “Operating segments”. The Group has two reportable segments, as follows:

•	Air transportation: Corresponds to passenger and cargo operating revenues on scheduled flights and freight transport, respectively.

•	Loyalty: Corresponds to the coalition loyalty program, the frequent flyer program for the airline subsidiaries of Avianca Holdings S.A.

The Board of Directors is the Chief Operating Decision Maker (CODM) and monitors the operating results of its reportable segment separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on statement of comprehensive income and is measured consistently with the Group’s consolidated financial statements.
The Group’s operational information by reportable segment for the year ended December 31, 2020 are as follows:

	For the year ended December 31, 2020
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$1,566,546	$145,039	$—	$1,711,585
Inter-segment	(102,770)	3,213	99,557	—

Total operating revenue	$1,463,776	$148,252	$99,557	$1,711,585

Operating expenses	1,582,249	117,432	99,349	1,799,030
Depreciation, amortization and impairment	532,150	11,931	(10,017)	534,064

Operating (loss) profit	(650,623)	18,889	10,225	(621,509)

Interest expense	(352,421)	(25,897)	—	(378,318)
Interest income	2,904	1,502	—	4,406
Derivative instruments	(3,064)	1	—	(3,063)
Foreign exchange	(46,312)	(182)	—	(46,494)
Equity method	274	—	—	274
Income tax expense	(49,387)	(44)	—	(49,431)

Net (loss) profit for the period	$(1,098,629)	$(5,731)	$10,225	$(1,094,135)

Total Assets	$6,757,269	$226,391	$(123,166)	$6,860,494

Total Liabilities	$7,289,684	$891,841	$(19,259)	$8,162,266

The Group’s operational information by reportable segment for the year ended December 31, 2019 are as follows:

	For the year ended December 31, 2019
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,284,901	$336,595	$—	$4,621,496
Inter-segment	149,595	1,856	(151,451)	—

Total operating revenue	$4,434,496	$338,451	$(151,451)	$4,621,496

Operating expenses	4,067,372	196,116	(151,768)	4,111,720
Depreciation, amortization and impairment	1,061,766	11,991	(9,700)	1,064,057

Operating (loss) profit	(694,642)	130,344	10,017	(554,281)

Interest expense	(263,049)	(36,893)	—	(299,942)
Interest income	6,741	2,300	—	9,041
Derivative instruments	(1,892)	(272)	—	(2,164)
Foreign exchange	(24,117)	(73)	—	(24,190)
Equity method	1,524	—	—	1,524
Income tax expense	(24,042)	59	—	(23,983)

Net (loss) profit for the period	$(999,477)	$95,465	$10,017	$(893,995)

Total Assets	$7,219,611	$243,249	$(188,950)	$7,273,910

Total Liabilities	$6,522,422	$880,483	$(134,162)	$7,268,743

The Group’s operational information by segment reportable for the year ended December 31, 2018 are as follows:

	For the year ended December 31, 2018
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,577,021	$313,809	$—	$4,890,830
Inter-segment	148,882	1,867	(150,749)	—

Total revenue	4,725,903	315,676	(150,749)	4,890,830

Operating expenses	4,226,414	193,269	(150,357)	4,269,326
Depreciation, amortization and impairment	388,960	12,976	(12,548)	389,388

Operating profit	110,529	109,431	12,156	232,116

Interest expense	(182,230)	(30,064)	—	(212,294)
Interest income	8,062	2,053	—	10,115
Derivative instruments	567	(827)	—	(260)
Foreign exchange	(9,238)	18	—	(9,220)
Equity method	899	—	—	899
Income tax expense	(20,258)	45	—	(20,213)

Net segment profit (loss) for the period	$(91,669)	$80,656	$12,156	$1,143

Total Assets	$7,098,272	$248,937	$(228,566)	$7,118,643

Total Liabilities	$5,426,718	$862,834	$(163,370)	$6,126,182

(1)	Loyalty revenue for redeemed miles is found in the entry of passengers revenue.
(2)
The results, assets and liabilities allocated to the loyalty segment reportable correspond to those attributable directly to the subsidiary LifeMiles Corp., and exclude assets, liabilities, income and expenses of the loyalty program recognized in the Avianca Holdings Subsidiaries.

Inter-segment revenues are eliminated upon consolidation and reflected in the “Eliminations” column.
The Group’s revenues by geographic area for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the years ended December 31,
	2020	2019	2018
United States of America	$297.286	$681,728	$462,091
Central America and the Caribbean	318.723	289,543	248,896
Colombia	671.272	2,378,772	2,580,979
South America (excluding Colombia)	366.290	754,574	732,586
Other	58.014	516,879	866,278

Total operating revenue	$1,711,585	$4,621,496	$4,890,830

The Group allocates revenues by geographic area based on the point of origin of the flight.
Non-current
assets are composed primarily of aircraft and aeronautical equipment, which are used throughout different countries and are therefore not assignable to any particular geographic area. Within the geographic areas presented there are no individually significant countries.